Employee Benefits	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Employee Benefits
37.	EMPLOYEE BENEFITS

Composition	12/31/2025	12/31/2024	12/31/2023
Salaries	572,104,236	627,279,186	541,002,464
Compensations and bonuses to employees	200,840,123	110,537,549	95,544,797
Payroll taxes	146,295,200	156,048,593	136,445,213
Employee services	35,036,342	31,527,686	24,839,711

Total	954,275,901	925,393,014	797,832,185

This item includes compensation for an amount of 82,950,251 under the restructuring plan mentioned in Note 23. During the fiscal year 2025, the remunerations and payroll taxes associated with the personnel involved represented an expense of 49,005,197.